UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

CATALYST FUNDS

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road	Willow Grove, PA 19090-1904
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA    19090-1904
(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end:   11/30/2011

Date of reporting period: 02/28/2011

Item 1.	Schedule of Investments (Unaudited)

The schedule of investments for the Compass Funds, a series of the Trust, as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

COMPASS EMP MUTUAL FUNDS
COMPASS EMP MULTI-ASSET BALANCED FUND
SCHEDULE OF INVESTMENTS - February 28, 2011 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (60.70%)

Asset Allocation Funds - (1.41%)
WisdomTree Managed Futures Strategy Fund	16,640	$858,291

Commodity Funds - (6.86%)
GreenHaven Continous Commodity Index Fund	19,666	694,800
PowerShares DB Commodity Index Tracking Fund *	117,267	3,485,175
		$4,179,975
Currency Funds - (3.95%)
WisdomTree Dreyfus Emerging Currency Fund	107,474	2,406,343

Debt Funds - (31.49%)
iShares Barclays 0-5 Year TIPS Bond Fund	13,482	1,370,715
iShares Barclays 1-3 Year Credit Bond Fund	31,000	3,249,730
iShares Barclays 1-3 Year Treasury Bond Fund	38,720	3,249,382
iShares Barclays 3-7 Year Treasury Bond Fund	23,346	2,676,852
iShares Barclays Intermediate Credit Bond Fund	25,209	2,671,146
iShares Barclays TIPS Bond Fund	4,263	461,043
iShares S&P / Citigroup 1-3 Year International Treasury Bond Fund	12,939	1,377,745
iShares S&P / Citigroup International Treasury Bond Fund	4,436	460,856
PIMCO 1-5 Year U.S. TIPS Index Fund	25,726	1,369,910
SPDR Barclays Capital International Treasury Bond ETF	7,711	457,494
SPDR Barclays Capital Short Term International Treasury Bond ETF	36,179	1,372,776
SPDR Barclays Capital TIPS ETF	8,636	462,199
		19,179,848
Equity Funds - (11.24%)
iShares MSCI EAFE Index Fund	41,824	2,574,267
iShares MSCI Emerging Markets Index Fund	18,553	849,542
iShares Russell 2000 Index Fund	10,454	860,051
iShares S&P 500 Index Fund	19,178	2,562,564
		6,846,424
Real Estate Funds - (5.75%)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	54,608	1,736,534
Vanguard REIT ETF	29,466	1,763,835
		3,500,369
TOTAL EXCHANGE-TRADED FUNDS (Cost $36,646,340)		36,971,250

SHORT-TERM INVESTMENTS - (36.95%)
Fidelity Institutional Money Market Portfolio - 0.16% **	22,506,465	22,506,465
TOTAL SHORT-TERM INVESTMENTS (Cost $22,506,465)		22,506,465

Total Investments (Cost $59,152,805) - 97.65%		$59,477,715

Other Assets in Excess of Liabilities, Net - 2.35%		1,428,984

Net Assets - 100%		$60,906,699

*	Non-income producing security.
**	Rate shown represents the rate at February 28, 2011, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

COMPASS EMP MUTUAL FUNDS
COMPASS EMP MULTI-ASSET BALANCED FUND
SCHEDULE OF INVESTMENTS - February 28, 2011 (Unaudited)

	Number of	Underlying Face Amount	Unrealized Appreciation
Long Future Contracts	Contracts	at Fair Value	(Depreciation)

Currency Futures
Australian Dollar Futures, March 2011	14	$1,424,220	$60,711
British Pound Futures, March 2011	14	1,423,450	45,145
Canadian Dollar Futures, March 2011	11	1,132,340	44,896
Euro Futures, March 2011	7	1,207,588	45,607
Japanese Yen Futures, March 2011	9	1,376,325	27,306
New Zealand Dollar Futures, March 2011	15	1,128,750	(878)
Swiss Franc Futures, March 2011	11	1,480,600	86,037
		9,173,273	308,824
Equity Futures
CAC 40 10 Euro Futures, March 2011	8	453,744	(5,407)
DAX Index Futures, March 2011	2	502,009	14,450
FSTE NEW 100 Futures, March 2011	7	679,737	16,192
Hang Seng Index Futures, March 2011	3	448,729	7,657
IBEX 35 Index Futures, March 2011	3	449,169	(8,793)
KOSPI2 Index Futures, March 2011	4	452,919	(27,793)
MSCI Taiwan Index Futures, March 2011	13	400,140	214
NASDAQ 100 E-Mini Futures, March 2011	9	423,135	11,182
S&P 500 E-Mini Futures, March 2011	11	729,355	39,328
S&P/TSX 60 Index Futures, March 2011	3	501,863	35,133
SGX Nikkei 225 Futures, March 2011	12	778,878	22,552
SPI 200 Futures, March 2011	3	368,501	3,345
		6,188,179	108,060
Total Long Future Contracts		$15,361,452	$416,884

	Number of	Underlying Face Amount	Unrealized Appreciation
Short Future Contracts	Contracts	at Fair Value	(Depreciation)

Fixed Income Futures
10-Year U.S. Treasury Note Futures, June 2011	12	$1,428,562	$(1,914)
5-Year U.S. Treasury Note Futures, June 2011	12	1,403,250	(1,914)
Canadian 10-Year Bond Futures, June 2011	12	1,485,208	(2,257)
Euro-Bund Futures, March 2011	11	1,884,142	3,944
Euro-BOBL Futures, March 2011	9	1,455,376	1,590
Long Gilt Futures, June 2011	10	1,896,750	(11,207)
SGX 10-Year Japanese Bond E-Mini Futures, March 2011	11	1,876,360	1,528
U.S. Long Bond Futures, June 2011	15	1,805,156	(14,885)
		13,234,804	(25,115)
Total Short Future Contracts		$13,234,804	$(25,115)

The accompanying notes are an integral part of these schedules of investments.

COMPASS EMP MUTUAL FUNDS
COMPASS EMP MULTI-ASSET GROWTH FUND
SCHEDULE OF INVESTMENTS - February 28, 2011 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (61.67%)

Asset Allocation Funds - (3.45%)
WisdomTree Managed Futures Strategy Fund	18,237	$940,665

Commodity Funds - (16.85%)
GreenHaven Continuous Commodity Index Fund	21,315	753,059
PowerShares DB Commodity Index Tracking Fund *	129,220	3,840,418
		4,593,477
Equity Funds - (27.41%)
iShares MSCI EAFE Index Fund	45,578	2,805,326
iShares MSCI Emerging Markets Index Fund	20,548	940,893
iShares Russell 2000 Index Fund	11,352	933,929
iShares S&P 500 Index Fund	20,899	2,792,524
		7,472,672
Real Estate Funds - (13.96%)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	59,370	1,887,966
Vanguard REIT ETF	32,036	1,917,675
		3,805,641
TOTAL EXCHANGE-TRADED FUNDS (Cost $16,544,005)		16,812,455

SHORT-TERM INVESTMENTS - (34.71%)
Fidelity Institutional Money Market Portfolio - 0.16% **	9,461,406	9,461,406
TOTAL SHORT-TERM INVESTMENTS - (Cost $9,461,406)		9,461,406

Total Investments (Cost $26,005,411) - 96.38%		$26,273,861

Other Assets in Excess of Liabilities, Net - 3.62%		985,621

Net Assets - 100%		$27,259,482

*	Non-income producing security.
**	Rate shown represents the rate at February 28, 2011, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

COMPASS EMP MUTUAL FUNDS
COMPASS EMP MULTI-ASSET GROWTH FUND
SCHEDULE OF INVESTMENTS - February 28, 2011 (Unaudited)

	Number of	Underlying Face Amount	Unrealized Appreciation
Long Future Contracts	Contracts	at Fair Value	(Depreciation)

Currency Futures
Australian Dollar Futures, March 2011	15	$1,525,950	$52,928
British Pound Futures, March 2011	15	1,525,125	44,779
Canadian Dollar Futures, March 2011	12	1,235,280	35,118
Euro Currency Futures, March 2011	7	1,207,588	15,725
Japanees Yen Futures, March 2011	10	1,529,250	15,640
New Zealand Dollar Futures, March 2011	16	1,204,000	(13,656)
Swiss Franc Futures, March 2011	12	1,615,200	42,258
		9,842,393	192,792
Equity Futures
CAC 40 10 Euro Futures, March 2011	8	453,744	(5,407)
DAX Index Futures, March 2011	2	502,009	14,450
FSTE NEW 100 Futures, March 2011	8	776,842	14,686
Hang Seng Index Futures, March 2011	3	448,729	7,650
IBEX35 Index Futures, March 2011	3	449,169	(8,793)
KOSPI2 Index Futures, March 2011	4	452,919	(31,557)
MSCI Taiwan Index Futures, March 2011	13	400,140	214
NASDAQ 100 E-Mini, March 2011	9	423,135	11,182
S&P 500 E-Mini Futures, March 2011	11	729,355	39,328
S&P/TSX 60 Index Futures, March 2011	3	501,863	35,133
SGX Nikkei 225 Futures, March 2011	12	778,878	22,552
SPI 200 Futures, March 2011	4	491,335	4,460
		6,408,118	103,898

Total Long Future Contracts		$16,250,511	$296,690

	Number of	Underlying Face Amount	Unrealized Appreciation
Short Future Contracts	Contracts	at Fair Value	(Depreciation)

Fixed Income Futures
Euro-Bund Futures, March 2011	2	$342,571	$988
Long Gilt Futures, June 2011	2	379,350	(2,996)
SGX 10-Year Japanese Bond E-Mini Futures, March 2011	2	341,157	98
U.S. Long Bond Futures, June 2011	3	361,031	(8,096)
		1,424,109	(10,006)
Total Short Future Contracts		$1,424,109	$(10,006)

The accompanying notes are an integral part of these schedules of investments.

COMPASS EMP MUTUAL FUNDS
COMPASS EMP ALTERNATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS - February 28, 2011 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (50.34%)

Asset Allocation Funds - (3.95%)
WisdomTree Managed Futures Strategy Fund	35,996	$1,856,674

Commodity Funds - (18.95%)
GreenHaven Continous Commodity Index Fund	42,095	1,487,216
PowerShares DB Commodity Index Tracking Fund *	249,690	7,420,787
		8,908,003
Currency Funds - (1.43%)
WisdomTree Dreyfus Emerging Currency Fund	30,044	672,685

Debt Funds - (10.20%)
iShares Barclays 0-5 Year TIPS Bond Fund	8,878	902,626
iShares Barclays TIPS Bond Fund	2,754	297,845
iShares S&P / Citigroup 1-3 Year International Treasury Bond Fund	8,465	901,353
iShares S&P / Citigroup International Treasury Bond Fund	2,866	297,749
PIMCO 1-5 Year U.S. TIPS Index Fund	16,942	902,162
SPDR Barclays Capital International Treasury Bond ETF	4,982	295,582
SPDR Barclays Capital Short Term International Treasury Bond ETF	23,749	901,132
SPDR Barclays Capital TIPS ETF	5,579	298,588
		4,797,037
Real Estate Fund- (15.81%)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	116,048	3,690,326
Vanguard REIT ETF	62,538	3,743,525
		7,433,851
TOTAL EXCHANGE-TRADED FUNDS (Cost $23,172,221)		23,668,250

SHORT-TERM INVESTMENTS - (45.42%)
Fidelity Institutional Money Market Portfolio - 0.16% **	21,359,382	21,359,382
TOTAL SHORT-TERM INVESTMENTS - (Cost $21,359,382)		21,359,382

Total Investments (Cost $44,531,603) - 95.76%		$45,027,632

Other Assets in Excess of Liabilities, Net - 4.24%		1,995,111

Net Assets - 100%		$47,022,743

* Non-income producing security.
** Rate shown represents the rate at February 28, 2011, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

COMPASS EMP MUTUAL FUNDS
COMPASS EMP ALTERNATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS - February 28, 2011 (Unaudited)

	Number of	Underlying Face Amount	Unrealized Appreciation
Long Future Contracts	Contracts	at Fair Value	(Depreciation)

Currency Futures
Australian Dollar Futures, March 2011	29	$2,950,170	$100,459
British Pound Futures, March 2011	29	2,948,575	88,380
Canadian Dollar Futures, March 2011	23	2,367,620	67,310
Euro Futures, March 2011	13	2,242,663	29,204
Japanese Yen Futures, March 2011	19	2,905,575	30,083
New Zealand Dollar Futures, March 2011	30	2,257,500	(25,605)
Swiss Franc Futures, March 2011	22	2,961,200	76,186
		18,633,303	366,017
Equity Futures
CAC 40 10 Euro Futures, March 2011	14	794,052	(9,462)
DAX Index Futures, March 2011	3	753,014	21,675
FSTE NEW 100 Futures, March 2011	14	1,359,473	32,383
Hang Seng Index Futures, March 2011	5	747,881	12,860
IBEX 35 Index Futures, March 2011	5	748,616	(14,656)
KOSPI2 Index Futures, March 2011	7	792,608	(63,247)
MSCI Taiwan Index Futures, March 2011	25	769,500	412
NASDAQ 100 E-Mini Futures, March 2011	17	799,255	21,122
S&P 500 E-Mini Futures, March 2011	21	1,392,405	73,538
S&P/TSX 60 Index Futures, March 2011	5	836,438	58,555
SGX Nikkei 225 Futures, March 2011	22	1,427,943	41,070
SPI 200 Futures, March 2011	7	859,836	7,805
		11,281,021	182,055

Total Long Future Contracts		$29,914,324	$548,072

	Number of	Underlying Face Amount	Unrealized Appreciation
Short Future Contracts	Contracts	at Fair Value	(Depreciation)

Fixed Income Futures
10-Year U.S. Treasury Note Futures, June 2011	2	$238,094	$(319)
5-Year U.S. Treasury Note Futures, June 2011	2	233,875	(319)
Canadian 10-Year Bond Futures, June 2011	2	247,535	(376)
Euro-Bund Futures, March 2011	6	1,027,713	3,019
Euro-BOBL Futures, March 2011	2	323,417	353
Long Gilt Futures, June 2011	6	1,138,050	(8,044)
SGX 10-Year Japanese Bond E-Mini Futures, March 2011	6	1,023,469	(257)
U.S. Long Bond Futures, June 2011	7	842,406	(14,624)
		5,074,559	(20,567)
Total Short Future Contracts		$5,074,559	$(20,567)

The accompanying notes are an integral part of these schedules of investments.

COMPASS EMP MUTUAL FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

February 28, 2011 (Unaudited)

Investment Valuation - The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of February 28, 2011:
Security Classification (1)	Balanced Fund	Growth Fund	Alternative Fund
Level 1 – Exchange-Traded Funds (2)	$36,971,250	$16,812,455	$23,668,250
Level 2 – Short-Term Investments	22,506,465	9,461,406	21,359,382
Level 3	-	-	-
Total Investments	$59,477,715	$26,273,861	$45,027,632
Other Financial Instruments:
Level 1 – Futures Contracts (3)	$391,769	$286,684	$527,505
Total Other Financial Instruments	$391,769	$286,684	$527,505

(1)
As of and during the period ended February 28, 2011, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All exchange-traded funds held in the Funds are Level 1 securities. For a detailed break-out of exchange-traded funds by investment type, please refer to the Schedules of Investments.
(3)	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Financial Futures Contracts–Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to gain exposure to certain asset classes or markets.  As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds’ liabilities for the futures position is “covered” by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds’ liabilities on the futures contract.  Upon entering into a financial futures contract, the

COMPASS EMP MUTUAL FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

February 28, 2011 (Unaudited)

Funds are required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Funds upon closing the futures contract. The Funds record an unrealized gain or loss by marking each futures contract to market on a daily basis.  A realized gain or loss is recorded when the contract is closed.  Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position.  In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin.  In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so.  In addition, the Funds might be required to make delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively.

Successful use of futures by the Funds is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge.  In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions.  Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The Funds will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission regulations.

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

Details of the disclosures are as follows for the three month period ended February 28, 2011:

The effect of derivative instruments on the Statements of Assets and Liabilities is as follows:

	Derivatives not Accounted for	Location in Statement
Fund	as Hedging Instruments	of Assets and Liabilities	Value*
Balanced Fund	Futures Contracts	Futures variation margin receivable	$391,769
Growth Fund	Futures Contracts	Futures variation margin receivable	$286,684
Alternative Fund	Futures Contracts	Futures variation margin receivable	$527,504

*	Includes only current variation margin. Prior variation margin payments have been reflected in cash on the Statements of Assets and Liabilities upon receipt or payment.

The effect of derivative instruments on the Statements of Operations is as follows:

	Derivatives not Accounted for	Location of Gain on
Fund	as Hedging Instruments	Derivatives Recognized in Income	Value
Balanced Fund	Futures Contracts	Net realized gain on futures contracts	$752,258
Balanced Fund	Futures Contracts	Net unrealized appreciation on futures contracts	344,921
Growth Fund	Futures Contracts	Net realized gain on futures contracts	558,472
Growth Fund	Futures Contracts	Net unrealized appreciation on futures contracts	247,895
Alternative Fund	Futures Contracts	Net realized gain on futures contracts	858,384
Alternative Fund	Futures Contracts	Net unrealized appreciation on futures contracts	512,223

The Funds began trading in long and short future contracts in November 2010 and remained invested in such contracts through February 28, 2011. At February 28, 2011, notional values were 3.49%, 54.39% and 52.83% of the net assets of the Balanced Fund, Growth Fund and Alternative Fund, respectively.

COMPASS EMP MUTUAL FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

February 28, 2011 (Unaudited)

Tax Matters - For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at February 28, 2011 for each Fund were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Balanced Fund	$59,158,057	$388,742	$(69,084)	$319,658
Growth Fund	26,005,411	277,630	(9,180)	268,450
Alternative Fund	44,550,456	503,259	(26,083)	477,176

The differences between book basis and tax-basis net unrealized appreciation at February 28, 2011 for each Fund are attributable primarily to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Catalyst Funds

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	April 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	April 25, 2011

By:	/s/ David F. Ganley
Name:	David F. Ganley
Title:	Treasurer
Date:	April 25, 2011